Fair Value Measurements (Fair Values Of Financial Instruments Measured At Fair Value On Recurring Basis) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Available-for-sale Securities, Cost	$ 6.9
Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	3.9	$ 5.0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	6.8	9.1
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0.0	0.0
Equity forwards | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0.0	0.0
Equity forwards | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	3.8	1.7
Equity forwards | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0.0	0.0
Interest rate swaps | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:		0.0
Interest rate swaps | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:		3.6
Interest rate swaps | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:		0.0
Maturity, Less Than One Year
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Available-for-sale Securities, Cost	2.5
Corporate bonds | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	0.0	0.0
Corporate bonds | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	2.0	2.2
Corporate bonds | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	0.0	0.0
U.S. Treasury securities | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	3.9	5.0
U.S. Treasury securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	0.0	0.0
U.S. Treasury securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	0.0	0.0
Mortgage-backed securities | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	0.0	0.0
Mortgage-backed securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	1.0	1.6
Mortgage-backed securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	0.0	0.0
Maturity, One to Three Years
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	4.4
Fair Value of Assets (Liabilities) | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	10.7	14.1
Fair Value of Assets (Liabilities) | Equity forwards | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	3.8	1.7
Fair Value of Assets (Liabilities) | Interest rate swaps | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:		3.6
Fair Value of Assets (Liabilities) | Corporate bonds | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	2.0	2.2
Fair Value of Assets (Liabilities) | U.S. Treasury securities | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	3.9	5.0
Fair Value of Assets (Liabilities) | Mortgage-backed securities | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	$ 1.0	$ 1.6